Industry and geographic information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-lived assets:
Long Lived Assets	$ 48,780	$ 61,175	$ 92,226
USA [Member]
Long-lived assets:
Long Lived Assets	47,077	58,868	60,260
France [Member]
Long-lived assets:
Long Lived Assets	$ 1,703	$ 2,307	$ 31,966